Finance lease receivables (Details) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Finance lease receivables
Gross investment in finance lease receivables		¥ 1,414,453
Less: unearned income		(11,866)
Net investment in finance lease receivables		1,402,587
Less: allowance for finance lease receivables		(21,496)
Finance lease receivables, net	¥ 0	¥ 1,381,091